Commitments and Contingencies (Tables)	12 Months Ended
May 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Capital Commitments under Non-Cancelable Construction and Investments
As of May 31, 2025, the future minimum capital commitments were as follows:

US$
Capital commitment for the purchase of property and equipment	4,929
Capital commitment for leasehold improvements	18,601

Total	23,530